Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUE (Note 17)	$ 1,644,133	$ 51,520
COST OF SALES (Note 18)	(1,272,069)	(49,185)
EXPENSES
Other operating expenses (Note 19)	(241,087)	(212,822)
General and administrative	(25,323)	(61,288)
Exploration and evaluation	(9,680)	(26,323)
Depreciation	(8,911)	(2,661)
Accretion of asset retirement obligations	(6,949)	(5,664)
Gain on sale of other mineral property rights	15,065
Write-down of carrying value of materials and supplies inventory	(16,536)	(14,839)
Write-down of carrying value of property, plant and equipment	(8,170)
TOTAL EXPENSES	(1,573,660)	(372,782)
OPERATING INCOME (LOSS)	70,473	(321,262)
OTHER INCOME (EXPENSES)
Interest income	4,982	14,731
Interest expense	(7,729)	(42,092)
Foreign exchange gains (losses)	6,861	(3,952)
Change in fair value of derivatives (Note 14 (d))	(32,970)	87,722
Other income (Note 20)	2,572	232,535
INCOME (LOSS) BEFORE INCOME TAXES AND OTHER ITEMS	44,189	(32,318)
Provision for income and other taxes	(51,001)	(41,346)
Share of loss of significantly influenced investees		(3,029)
LOSS FROM CONTINUING OPERATIONS	(6,812)	(76,693)
LOSS FROM DISCONTINUED OPERATIONS (Note 3)	(191,407)	(370,967)
NET LOSS	(198,219)	(447,660)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	229,987	335,624
NET INCOME (LOSS) ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	31,768	(112,036)
NET INCOME (LOSS) ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	141,020	97,694
DISCONTINUED OPERATIONS	(109,252)	(209,730)
NET INCOME (LOSS) ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$ 31,768	$ (112,036)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	$ 0.07	$ 0.07
DISCONTINUED OPERATIONS	$ (0.05)	$ (0.16)
Total	$ 0.02	$ (0.09)
BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's) (Note 2 (o))	1,976,438	1,297,660
DILUTED WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's) (Note 2 (o))	1,976,550	1,297,660